Non-current Assets Held for Sale and Discontinued Operations - Additional Information (Detail) - ARS ($) $ in Thousands				12 Months Ended
	Feb. 01, 2019	May 08, 2018	Mar. 26, 2018	Dec. 31, 2018	Dec. 31, 2017
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Income tax impact for discontinued operations				$ 31,675	$ 321,760
Prisma Medios de Pago S.A [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Non-current assets held for sale				414,778	$ 374,937
Dividends		$ 490,393
Prisma Medios de Pago S.A [member] | Other disposals of assets [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Equity interest was transferred	51.00%
Compaa Financiera Argentina SA and Cobranzas y Servicios SA [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Income tax impact for discontinued operations				$ 31,675
Compania Financiera Argentina S.A [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Final sale price			$ 1,527,013
Gain (loss) from the sale of business			(278,645)
Cobranzas y Servicios S.A [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Final sale price			31,790
Gain (loss) from the sale of business			$ 18,889